Repurchase Transactions - Summary of Repurchase Agreements in Financial Assets Pledged as Collateral and Reverse Repurchase Agreements in Off-Balance Sheet Items (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of repurchase transactions abstract [Abstract]
Reverse Repurchase Transactions recorded in Off-Balance Sheet Items	$ 29,968,733	$ 3,171,280
Repurchase Transactions recorded in Financial Assets Pledged as Collateral		$ 3,024,074